Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The Company’s short-term bank loans consist of the following:

		December 31, 2017		December 31, 2016

Loan payable to Hangzhou Bank	(a)	$		$287,942

Loan payable to Bank of China Lishui Branch	(b)		5,208,893	4,967,000

Loan payable to SPD bank	(c)		-	1,439,710

Total			$5,208,893	$6,694,652

(a)
On March 28, 2016, the Company entered into a short-term loan agreement with Hangzhou Bank (Lishui Branch) to borrow $287,942 (RMB 2 million) for a year with fixed annual interest rate of 4.35%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by a third party, China Pacific Property Insurance Co. Ltd. The loan was repaid on maturity date in 2017.

(b)
On May 10, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,087,580 (RMB 14.5 million) for a year with fixed annual interest rate of 5.88%. In addition, on June 6, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,879,420 (RMB 20 million) for a year with a floating rate, the annual rate as of the period ended is 5.66%. These loans were for working capital purchases and were guaranteed by related party Mr. Zhengyu Wang and his wife Ms. Yefang Zhang, as well related party Lisui Jiuanju Trading Co,, Ltd., and a third-party Zhejiang Meifeng Tea Industry Co., Ltd. These loans were fully repaid upon maturity.

(c)
On August 16, 2016, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $1,439,710 (RMB 10 million) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on maturity date in 2017.